Securities Available for Sale - Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value (Details) (10K) - LendingClub Corp [Member] - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016		Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, fair value	$ 63,203	$ 121,290	[1]	$ 291,478	[1]
Less than 12 months, unrealized loss	(59)	(196)	[1]	(1,674)	[1]
12 months or longer, fair value	8,347	17,518	[1]	0	[1]
12 months or longer, unrealized loss	(10)	(51)	[1]	0	[1]
Fair Value	71,550	138,808	[1]	291,478	[1]
Unrealized Losses	(69)	(247)	[1]	(1,674)	[1]
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, fair value	37,291	107,862		212,018
Less than 12 months, unrealized loss	(20)	(185)		(1,494)
12 months or longer, fair value	8,347	11,682		0
12 months or longer, unrealized loss	(10)	(14)		0
Fair Value	45,638	119,544		212,018
Unrealized Losses	(30)	(199)		(1,494)
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, fair value	4,233	6,628		54,409
Less than 12 months, unrealized loss	(3)	(8)		(134)
12 months or longer, fair value		1,870		0
12 months or longer, unrealized loss		(1)		0
Fair Value	4,233	8,498		54,409
Unrealized Losses	(3)	(9)		(134)
Other Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, fair value		6,800		6,988
Less than 12 months, unrealized loss		(3)		(17)
12 months or longer, fair value		3,966		0
12 months or longer, unrealized loss		(36)		0
Fair Value		10,766		6,988
Unrealized Losses		$ (39)		(17)
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, fair value				14,578
Less than 12 months, unrealized loss				(25)
12 months or longer, fair value				0
12 months or longer, unrealized loss				0
Fair Value				14,578
Unrealized Losses				(25)
US Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, fair value	2,492			3,485
Less than 12 months, unrealized loss	(4)			(4)
12 months or longer, fair value				0
12 months or longer, unrealized loss				0
Fair Value	2,492			3,485
Unrealized Losses	$ (4)			$ (4)

[1]	The number of investment positions with unrealized losses at December 31, 2016 and 2015 totaled 72 and 141, respectively